TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES
Schedule of changes in impairment recovery

2010
(previously in US dollars — note 1(c))
Directors' and officers' insurance proceeds(i)	$13,065
Sale proceeds from liquidated assets under the Plan(ii)	7,577
Bankruptcy claims(iii)	(15,988)
Changes in fair value of net assets retained under the Plan(iv)	5,383

Impairment recovery	$10,037

  The significant changes in facts or circumstances that resulted in the recognition of the $10.0 million reduction in the impairment provision in the year ended December 31, 2010 are primarily as a result of the following:

(i)
Directors' and officers' insurance proceeds

  Under the Plan, rights of the Company and MEC against MEC's directors' and officers' insurers were preserved with regard to the settlement in order to seek appropriate compensation for the release of all current and former officers and directors of the Company and MEC and their respective affiliates. At April 30, 2010, the Company was in discussions with the insurers regarding its claim. Given the complex nature of the claim and related discussions, the expected proceeds could not be reasonably estimated. A settlement agreement was subsequently entered into in July 2010 with one of the insurers, resulting in the Company receiving compensation of $13.1 million. Given that these events confirmed facts and circumstances that existed at April 30, 2010, the Company recognized an asset and reduced the impairment provision by $13.1 million related to the MEC Transferred Assets on April 30, 2010.

(ii)
Sale proceeds from liquidated assets under the Plan

  The estimates of sale proceeds from liquidated assets under the Plan increased by approximately $7.6 million primarily as a result of the sale of Thistledown. Thistledown was initially approved for sale in an auction on September 30, 2009; however, the purchaser had the right to terminate the agreement, which it exercised. The sale of Thistledown went back to auction on May 25, 2010 and the court approved the sale of Thistledown to a third party which subsequently closed on July 27, 2010. Given that the completion of the sale of Thistledown confirmed facts and circumstances that existed at April 30, 2010, the Company used such information to establish the fair value of Thistledown when assessing the fair value of the underlying collateral of the loans. Accordingly, the Company reduced the impairment provision by $7.6 million related to the MEC Transferred Assets on April 30, 2010.

(iii)
Bankruptcy claims

  The settlement of allowed administrative, priority and other claims which the Company assumed under the Plan were ongoing and subject to court approval. Consequently, the Company made estimates of such settlements based on claims that were resolved, continued to be objected to and/or negotiated and claims which were pending court approval. As a result, the Company revised the estimates related to expected allowed administrative, priority and other claims assumed by the Company under the Plan by approximately $16.0 million as a result of additional information received and/or the cash settlement of certain allowed administrative, priority and other claims previously outstanding. Accordingly, the Company increased the impairment provision by $16.0 million related to the MEC Transferred Assets on April 30, 2010.

(iv)
Changes in fair value of net assets retained under the Plan

  The Company estimated the working capital of the MEC Transferred Assets under the Plan based on available unaudited internally prepared results and operating projections. On the effective date of the Plan, the fair value of the working capital differed from the original estimates as a result of actual operating results and events related to the bankruptcy process. The Company also estimated the fair value of the real estate of the MEC Transferred Assets taking into consideration: (i) certain economic and industry information relevant to the MEC Transferred Assets' operating business; (ii) various indications of interest received by MEC in connection with the sales marketing efforts conducted by financial advisors of MEC during the Chapter 11 proceedings; and (iii) third party real estate appraisals. Throughout the bankruptcy process and to the effective date of the Plan, the Company continually updated such information related to market conditions and assumptions related to the real estate values based on the premise of highest and best use. The appraisals included additional information related to assumptions regarding potential uses, costs related to obtaining appropriate entitlements and demolition costs, and comparable sales data for real estate transactions in each jurisdiction. As a result of changes in fair value of the MEC Transferred Assets, there was a corresponding change in the determination of future tax balances associated with differences between estimated fair value and the tax basis of assets acquired and liabilities assumed. Accordingly, the Company reduced the impairment provision by $5.4 million related to the MEC Transferred Assets on April 30, 2010.